Intangible Assets (Details) - Schedule of the Black-Scholes Option Pricing Model - Finite-Lived Intangible Assets [Member]	6 Months Ended
Jun. 30, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend rate	0.00%
Expected volatility	100.00%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	5.12%
Expected life	6 months
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	5.44%
Expected life	1 year